Liquidity and Financial Condition (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash provided by operating activities		$ 501,755	$ (1,325,499)	$ (1,239,085)	$ (1,576,948)	$ (1,576,948)
Accumulated deficit		(65,631,723)			(63,484,106)	(57,658,484)
Cash		1,689,352			591,019	$ 1,499,287
Proceeds from issuance of warrants	$ 246,808
February 2021 [Member]
Proceeds from issuance of warrants					246,808
Proceeds from issuance of debt					299,380
March 2013 [Member]
Debt conversion converted instrument amount					50,000
Principal outstanding on notes					940,000
March 2021 [Member]
Principal outstanding on notes					860,000
Going Concern [Member]
Cash provided by operating activities		502,000			1,200,000
Working capital		216,000			(984,112)
Accumulated deficit		65,600,000			63,000,000
Cash		1,700,000
Net loss		2,100,000			$ 5,800,000
Net proceeds		12,000,000.0
Convertible notes		4,430,000
Principal amount		$ 4,430,000